Note 5 - Stock-based Compensation - Restricted Stock Activity (Details) - $ / shares	9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Non Vested (in shares)	450,000	0	0
Non Vested (in shares)			450,000	0
Non Vested (in dollars per share)	$ 0.10	$ 0	$ 0	$ 0.43
Awarded (in dollars per share)			0.13	0
Vested (in dollars per share)			(0.16)	(0.43)
Forfeited, weighted average fair value (in dollars per share)			(0)	(0)
Non Vested (in dollars per share)			$ 0.10	$ 0
Restricted Stock [Member]
Non Vested (in shares)	450,000	0	0
Awarded (in shares)	0	550,000
Vested (in shares)	(275,000)	(550,000)
Forfeited (in shares)	0	0
Non Vested (in shares)	175,000	0	450,000	0
Non Vested (in dollars per share)	$ 0.10	$ 0	$ 0
Awarded (in dollars per share)	0	0.19
Vested (in dollars per share)	(0.10)	(0.19)
Forfeited, weighted average fair value (in dollars per share)	0	0
Non Vested (in dollars per share)	$ 0.10	$ 0	$ 0.10	$ 0